Environmental rehabilitation obligation funds (Tables)	12 Months Ended
Dec. 31, 2024
Environmental rehabilitation obligation funds [Abstract]
Schedule of the environment rehabilitation obligation funds

Figures in million – SA rand	Notes	2024	2023	2022
Balance at beginning of the year		5,927	5,306	5,202
Assets acquired on acquisition of subsidiary	16	—	616	—
Assets derecognised with deemed disposal of interest in joint operation	19	—	(260)	—
Contributions made		273	185	86
Payments received		(24)	(322)	(33)
Interest income	5.1	404	339	235
Transfer to other financial assets		—	(22)	(264)
Fair value gain[1]		112	80	80
Foreign currency translation		(1)	5	—
Balance at end of the year		6,691	5,927	5,306

Environmental rehabilitation obligation funds are measured as follows:
FVTPL		3,750	3,212	2,801
Amortised cost		2,941	2,715	2,505

Environmental rehabilitation obligation funds comprise of the following:
Restricted funds[2]		2,134	1,850	1,616
Other funds		4,557	4,077	3,690
1The environmental rehabilitation trust fund includes a fixed income portfolio of bonds that are fair valued at each reporting date
2The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals, Resources and Energy for environmental rehabilitation obligations